Supplemental cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,875,366
Changes from financing cash flows:
Dividends paid	(31,638)	$ (31,613)
Interest paid	(65,547)	(72,484)
Lease principal payments	(3,716)	(2,904)
Shares issued, stock option plan	5,375	81
Repayment of long-term debt	(400,000)	(500,000)
Proceeds of long-term debt	397,539	0
Total cash changes	(97,987)	(606,920)
Non-cash changes:
Amortization of issue costs	1,284
Dividends declared	31,638
Interest expense	66,495
Right-of-use asset additions	2,221
Right-of-use asset cancellations	(2,165)
Joint operation lease obligations	(1,361)
Shares issued, stock option plan	1,586
Foreign exchange	103
Total non-cash changes	99,801
Ending balance	2,877,180	2,875,366
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	996,718
Changes from financing cash flows:
Repayment of long-term debt	(400,000)
Proceeds of long-term debt	397,539
Total cash changes	(2,461)
Non-cash changes:
Amortization of issue costs	1,284
Total non-cash changes	1,284
Ending balance	995,541	996,718
Interest payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,030
Changes from financing cash flows:
Interest paid	(65,280)
Total cash changes	(65,280)
Non-cash changes:
Interest expense	66,228
Total non-cash changes	66,228
Ending balance	3,978	3,030
Lease obligation [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,869
Changes from financing cash flows:
Interest paid	(267)
Lease principal payments	(3,716)
Total cash changes	(3,983)
Non-cash changes:
Interest expense	267
Right-of-use asset additions	2,221
Right-of-use asset cancellations	(2,165)
Joint operation lease obligations	(1,361)
Foreign exchange	103
Total non-cash changes	(935)
Ending balance	7,951	12,869
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Changes from financing cash flows:
Dividends paid	(31,638)
Total cash changes	(31,638)
Non-cash changes:
Dividends declared	31,638
Total non-cash changes	31,638
Ending balance	0	0
Share capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,862,749
Changes from financing cash flows:
Shares issued, stock option plan	5,375
Total cash changes	5,375
Non-cash changes:
Shares issued, stock option plan	1,586
Total non-cash changes	1,586
Ending balance	$ 1,869,710	$ 1,862,749